Investments in Associates and Joint Ventures - Equity method (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investments in associates and joint ventures
Investments in associates and joint ventures	$ 50,450,949	$ 26,704,235	$ 22,813,531
Intangible assets and goodwill	$ 41,123,587	42,255,881
TelevisaUnivision
Investments in associates and joint ventures
Ownership interest in associate	44.40%
Others.
Investments in associates and joint ventures
Investments in associates and joint ventures	$ 51,864	$ 164,903
Grupo de Telecomunicaciones de Alta Capacidad, S.A.P.I. de C.V. and subsidiaries ("GTAC").
Investments in associates and joint ventures
Ownership interest in joint venture	33.30%	33.30%
Investments in associates and joint ventures	$ 750,169	$ 614,147
Periodico Digital Sendero, S.A. P.I. de C.V. and subsidiary ("PDS")
Investments in associates and joint ventures
Ownership interest in joint venture	50.00%	50.00%
Investments in associates and joint ventures	$ 202,567	$ 203,646
Intangible assets and goodwill	$ 113,837	$ 113,837